10-Q STOCK-BASED COMPENSATION (Details) - USD ($)								1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 28, 2022	Aug. 30, 2021	Jul. 12, 2021	Jun. 08, 2021	Jan. 04, 2021	Dec. 30, 2020	May 28, 2020	Mar. 31, 2022	Jan. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Feb. 25, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (in usd per share)								$ 1.67			$ 1.67		$ 1.29	$ 1.46
Share-based Payment Arrangement, Nonemployee | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost													$ 176,400
2020 Equity Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares)													1,170,000
2020 Equity Incentive Plan | Vesting period one | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage											50.00%		50.00%
2020 Equity Incentive Plan | Vesting period two | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage											50.00%		50.00%
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost						$ 572,400
Award vesting period						3 years
Unrecognized share based compensation													$ 381,600
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)										180,000
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)										180,000
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Share-based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share based compensation													$ 253,363
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)											0		0
Unrecognized share based compensation								$ 1,150,014			$ 1,150,014		$ 605,451
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Share-based Payment Arrangement, Tranche Four | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited (in shares)											30,000
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost											$ 47,700	$ 47,700	190,800
2020 Equity Incentive Plan | Share-based Payment Arrangement, Employee | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares)	40,000	30,000	25,000	60,000	1,055,000
Award vesting period									3 years
Closing stock price (in usd per share)	$ 1.68	$ 3.04	$ 3.17	$ 3.51	$ 1.10
2020 Equity Incentive Plan | Share-based Payment Arrangement, Employee | Share-based Payment Arrangement, Tranche Five | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award target period									5 years
2020 Equity Incentive Plan | Share-based Payment Arrangement, Employee | Share-based Payment Arrangement, Tranche Four | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost											$ 60,899	49,311	273,186
Award vesting period	2 years 2 months 12 days	1 year 9 months 18 days	1 year 9 months 18 days	1 year 8 months 12 days	3 years 2 months 12 days
A2011 Equity Compensation Plan | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost													$ 27,849
Award vesting period							1 year
Options repurchased and cancelled in the period (in shares)								48,650					66,150
Cash paid for repurchased and cancelled in period												$ 194,581	$ 247,156
Options outstanding (in shares)								72,650			72,650		72,650
Intrinsic value								$ 80,642			$ 80,642		$ 53,035